Commitments and Contingent Liabilities (Changes In Accrued Liability For Legal Proceedings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Changes in Accrued Liability for Legal Proceedings
Balance at beginning of year	$ 3.0	$ 0
Accrual of reserves	0	3.0
Cash expenditures	(3.0)	0
Balance at ending of year	$ 0	$ 3.0